Stock-based compensation (Summary of Options Outstanding and Options Exercisable) (Detail)	12 Months Ended
Mar. 31, 2017 ¥ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Exercise price range, Lower range	¥ 3,153
Outstanding Exercise price range, Upper range	¥ 4,154
Outstanding Number of shares | shares	1,192,300
Outstanding Weighted- average exercise price	¥ 3,682
Outstanding Weighted- average remaining life Years	9 months 18 days
Exercisable Number of shares | shares	1,192,300
Exercisable Weighted- average exercise price	¥ 3,682